Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 74,741,000	¥ 60,874,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,243,157	814,734
Allowance for off-balance sheet instruments	¥ 48,615	51,852
Lending-related commitments which expire within one year, in approximate percentage	62.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	34.00%
Lending-related commitments which expire after five years, in approximate percentage	4.00%
Portion syndicated out to third parties
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 549,100	646,100
Options sold
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,188,798	¥ 769,376